Related Party Transactions - Summary of Transactions with Tower Company (Parenthetical) (Detail) - China Tower Corporation Limited ("Tower Company") [member] - CNY (¥)
¥ / shares in Units, ¥ in Millions
		12 Months Ended
	Oct. 31, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Feb. 29, 2016
Disclosure of transactions between related parties [Line Items]
Consideration paid	¥ 54,658
Consideration shares	33,335,836,822
Share price per share	¥ 1.00
Cash consideration	¥ 21,322
Cash Consideration and related VAT interest rate			3.92%
Interest income from Cash Consideration and related VAT		¥ 49	¥ 755	¥ 809
Operating lease and other service charges		15,982	16,524	¥ 14,887
VAT recoverable related Cash Consideration		382	2,704
Operating lease and other service charges payable, and payable balance in relation to power charges paid by related party		¥ 2,635	2,480
Tranche one [member]
Disclosure of transactions between related parties [Line Items]
Cash consideration			¥ 18,322		¥ 3,000